Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 636,000.00
Previously Paid Amount	0.00
Total Fee Amount	87.83
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 87.83
Narrative - Max Aggregate Offering Price	$ 636,000.00
Final Prospectus	true